Supplement dated October 1, 2013 to the May 1, 2012 prospectuses for

COMPLETE SM
A Patented FutureSystem™ Life Model Design.

Effective October 1, 2013, Symetra Investment Services, Inc. (“SIS”) is no longer an affiliated broker-dealer of Symetra Life Insurance Company.

Therefore, the third paragraph under Distribution (Principal Underwriter) found on page 31 of the prospectus is deleted in its entirety. In addition, the first sentence of the fourth paragraph under Distribution (Principal Underwriter) found on page 31 is replaced with the following:

We may also contract with firms to act as wholesalers for us and assist us in offering and selling our contracts to broker-dealers and their registered representatives.

Supplement dated October 1, 2013 to the May 1, 2012 prospectuses for

COMPLETE SM ADVISOR
A Patented FutureSystem™ Life Model Design.

Effective October 1, 2013, Symetra Investment Services, Inc. (“SIS”) is no longer an affiliated broker-dealer of Symetra Life Insurance Company.

Therefore, the fourth paragraph under Distribution (Principal Underwriter) found on page 32 of the prospectus is deleted in its entirety. In addition, the first sentence of the fifth paragraph under Distribution (Principal Underwriter) found on page 32 is replaced with the following:

We may also contract with firms to act as wholesalers for us and assist us in offering and selling our contracts to broker-dealers and their registered representatives.